Commitments and contingencies (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Equity [Abstract]
2023	$ 1,151
2024	1,228
2025	151
2026	152
2027	154
Thereafter	578
Total minimum lease payments	3,414
Less: Imputed interest	(640)
Total operating lease liabilities	$ 2,774	$ 3,706	$ 5,445